INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Text Block]
9.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	2011	2010	2009
			Restated -
			Note 12
	$	$	$
Income (loss) before income tax	(189,503)	263,194	(1,092,840)
Combined statutory rate	27%	29%	30%
Expected income tax expense (recovery)	50,000	75,000	(328,000)

Increase (decrease) resulting from:
Change in valuation allowance	(36,000)	(70,000)	145,000
Expiring loss carry forwards	-	-	18,000
Impact of tax rate changes	3,000	(10,000)	180,000
Permanent differences	(17,000)	5,000	(15,000)

Future income tax provision (recovery)	-	-	-

The Company’s tax-effected deferred income tax assets are estimated as follows:

	2011	2010	2009
	$	$	$
Mineral properties tax base in excess of carrying value	2,797,000	2,797,000	2,758,000
Non-capital losses available	573,000	536,000	482,000
Derivative financial liability	-	-	161,000
Other	3,000	4,000	6,000
Potential deferred income tax assets	3,373,000	3,337,000	3,407,000
Less: valuation allowance	(3,373,000)	(3,337,000)	(3,407,000)
Net Deferred Income Tax Asset	-	-	-

As the criteria for recognizing deferred income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The Company has approximately $2,291,000 (2010 - $2,145,000) of non-capital losses which can be applied to reduce future taxable income, expiring as follows:

Year of Expiry	Amount
$
2014	212,000
2015	211,000
2026	339,000
2027	429,000
2028	422,000
2029	242,000
2030	217,000
2031	147,000
2,291,000

The Company has certain resource related deductions and other losses of approximately $11,189,000 (2010 -$11,189,000) which may be available to be offset against future taxable income in Canada. The realization of these tax balances in future years if available will be recorded as an adjustment to the valuation allowance and corporate tax provision in the year realized.